Commitments and Contingencies - Additional Information - Presentation of Financial Statements (Details) - USD ($) $ in Thousands	12 Months Ended			36 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2021
Loss Contingencies [Line Items]
Net operating cash flow	$ 319,909	$ 280,643	$ 305,200
Working capital deficit	(184,500)
Current portion of long-term debt	$ 353,238	$ 554,336
Scenario, Forecast
Loss Contingencies [Line Items]
Anticipated payments for vessels under construction				$ 693,000